Related Party Transactions - Schedule of Deferred Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Total deferred revenue – related parties	$ 125,663	$ 119,120
Jin Med Medical (Korea) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties	$ 121,269	117,424
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties		1,371
Jinmed International Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties	$ 4,394
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties		$ 325